S-K 1603(a) SPAC Sponsor	Dec. 04, 2025
SPAC Sponsor [Line Items]
SPAC Sponsor Business, General Character [Text Block]	Our sponsor has purchased an aggregate of 5,750,000 Class B ordinary shares for an aggregate of $25,000, up to 750,000 of which will be surrendered to us for no consideration after the closing of this offering depending on the extent to which the underwriter’s over-allotment option is exercised, which will automatically convert into Class A ordinary shares concurrently with or immediately following the consummation of our initial business combination, or earlier at the option of the holders thereof on a one-for-one basis, subject to the adjustments described herein. Because our sponsor acquired the Class B ordinary shares at a nominal price, our public shareholders will incur an immediate and substantial dilution upon the closing of this offering, assuming no value is ascribed to the warrants included in the units. Further, the Class A ordinary shares issuable in connection with the conversion of the Class B ordinary shares may result in material dilution to our public shareholders due to the anti-dilution rights of our Class B ordinary shares that may result in an issuance of Class A ordinary shares on a greater than one-to-one basis upon conversion. Additionally, our public shareholders may experience dilution from the exercise of the 4,000,000 private placement warrants to be purchased by our sponsor and Cantor Fitzgerald & Co. simultaneously with the closing of this offering as well as conversion of any working capital loans into equity, if elected by the sponsor. If we increase or decrease the size of this offering, we will effect a share capitalization or a share repurchase or redemption or other appropriate mechanism, as applicable, with respect to our Class B ordinary shares immediately prior to the consummation of this offering in such amount as to maintain the ownership of founder shares by our initial shareholders, on an as-converted basis, at 20% of our issued and outstanding ordinary shares upon the consummation of this offering. Any conversion of Class B ordinary shares described herein will take effect as a compulsory redemption of Class B ordinary shares and an issuance of Class A ordinary shares as a matter of Cayman Islands law. Such dilution could materially increase to the extent that the anti-dilution provision of the founder shares results in the issuance of Class A ordinary shares on a greater than one-to-one basis upon conversion of the founder shares at the time of our initial business combination to maintain the number of founder shares at 20%. Prior to the closing of our initial business combination, only holders of our Class B ordinary shares (i) will have the right to vote to appoint and remove directors prior to or in connection with the completion of our initial business combination and (ii) will be entitled to vote on continuing our company in a jurisdiction outside the Cayman Islands (including any special resolution required to amend our constitutional documents or to adopt new constitutional documents, in each case, as a result of our approving a transfer by way of continuation in a jurisdiction outside the Cayman Islands). On any other matters submitted to a vote of our shareholders prior to or in connection with the completion of our initial business combination, holders of the Class B ordinary shares and holders of the Class A ordinary shares will vote together as a single class, except as required by law. Collectively, the Class B ordinary shares and the shares underlying the private placement warrants will represent 25.2% of all ordinary shares outstanding, assuming the conversion of all warrants and that the underwriter’s over-allotment option is not exercised. Upon consummation of this offering or thereafter, we will repay up to $250,000 in loans made to us by our sponsor to cover offering-related and organizational expenses, and in the event that following this offering we obtain working capital loans from our sponsor to finance transaction costs related to our initial business combination, up to $1,500,000 of such loans may be convertible into warrants of the post-business combination entity at a price of $1.50 per warrant at the option of our sponsor. Additionally, our sponsor (including its members), officers, directors or advisors may be paid a finder’s fee, advisory fee, consulting fee or success fee in order to effectuate the completion of our initial business combination. Additionally, following consummation of a business combination, members of our management team will be entitled to reimbursement for any out-of-pocket expenses related to identifying, investigating and completing an initial business combination. Each of our independent directors currently owns 25,000 founder shares, which were transferred from our Sponsor to the independent directors in September 2025 (or approximately 1% of the outstanding founder shares, assuming the overallotment option is not exercised). As a result, there may be actual or potential material conflicts of interest between members of our management team, our sponsor and its affiliates on one hand, and purchasers in this offering on the other.
Petit Monts LLC
SPAC Sponsor [Line Items]
SPAC Sponsor, Affiliate, or Promoter	Sponsor
SPAC Sponsor Name	Petit Monts LLC
SPAC Sponsor Form of Organization	Limited Liability Company
Justin Connor
SPAC Sponsor [Line Items]
Experience and Involvement in Other SPACs [Text Block]

Justin Connor, has served as our Chairman since August 28, 2025. Mr. Connor is a business builder who currently serves as the president of Chef’s Table Projects. He started his first business, The Noble Vine, while studying at Georgetown University School of Foreign Service. A wine and spirits brokerage business, TNV grew out of Mr. Connor’s experience working in the wine department of a supermarket in Washington, DC. Managing wine collections around the world drove him to build Domaine (now Uovo), a large fine goods storage and logistics company. During his time building Domaine, Mr. Connor also launched multiple software products, including Bottlestock, to make storing collectibles more efficient and fun for millions of collectors. After Domaine, Mr. Connor was recruited to lead the Y Combinator backed logistics SaaS company Easypost. As the company’s President; Mr. Connor grew revenue, enabled AI development, and launched the organization’s first equity plan for all team members. Currently, Mr. Connor is the president of Chef’s Table Projects - where he is working with the creators of the Netflix series Chef’s Table to build the world’s largest culinary brand. Mr. Connor believes that shared experiences are central to the human condition and has built a community connecting millions through the joy of food. He was most recently a joint venture partner of Global Blue SA (NYSE: GB) and Eleventh Ventures, one of the GCC’s largest holding companies. Mr. Connor is active in philanthropy, specifically focusing on food security.

Anthony Eisenberg
SPAC Sponsor [Line Items]
Experience and Involvement in Other SPACs [Text Block]

Anthony Eisenberg, has served as our Chief Executive Officer and a member of our board of directors since August 28, 2025. Mr. Eisenberg currently serves the Board of Directors of Silver Pegasus Acquisition Corp, a SPAC focused on business combinations in the technology sector. Additionally, he currently serves on the Board of Directors of NASDAQ-listed biotechnology company AbPro Corporation (“AbPro” — Nasdaq: ABP), where he has chaired both the Audit and Compensation Committees since November 2024. AbPro had merged with Atlantic Coastal Acquisition II, a NASDAQ-listed SPAC (“ACAB”), where from 2021 through 2024, Mr. Eisenberg served as a Director and Chief Strategy Officer. From March 2021 Mr. Eisenberg served as a Director and Chief Strategy Officer of Atlantic Coastal Acquisition Corp. (“ACAH”), a NASDAQ-listed SPAC that raised $330 million, until September 2023. In 2020, Mr. Eisenberg became a founding partner in Palo Santo VC, a $50 million venture capital firm specializing in investing innovative mental health treatments. Mr. Eisenberg leads Tappan Street, a family office where he focuses on investments in sports and entertainment media rights and other private investments. Mr. Eisenberg also sits on the board of the Swiss based private longevity focused company Centenara Labs. Mr. Eisenberg holds a JD from the University of Michigan an MBA from Georgetown University, as well as an undergraduate degree with honors from the University of Miami. Mr. Eisenberg is a member of the Bar of the State of New York. Mr. Eisenberg began his career in politics working in the Office of U.S. Senator Debbie Stabenow, Patton Boggs and the D.C. based research group Marwood Group, prior to his principal investing career, which began at the hedge fund Christofferson Robb & Company.

Jason Chryssicas
SPAC Sponsor [Line Items]
Experience and Involvement in Other SPACs [Text Block]

Jason Chryssicas, has served as our Chief Financial Officer since August 28, 2025. Over the course of his career, Mr. Chryssicas has served in a variety of leadership positions within financial services and capital markets, including as Chief Financial Officer and Head of Investor Relations, as well as positions in Investment Banking, Corporate Development and Strategy. Mr. Chryssicas served as Chief Financial Officer to Atlantic Coastal Acquisition Corp. and Atlantic Coastal Acquisition Corp. II and has served in various roles at Cantor Fitzgerald and BGC Partners Inc. since 2013 including his current role as Head of Investor Relations at both firms. Prior to this, Mr. Chryssicas held positions at Goldman Sachs and Ernst & Young. We believe Mr. Chryssicas’s experience in financial services, capital markets and investor relations makes him well-qualified to serve as our Chief Financial Officer.

Bryan Dove
SPAC Sponsor [Line Items]
Experience and Involvement in Other SPACs [Text Block]

Bryan Dove, is expected to become a member of our board of directors on the effective date of the registration statement of which this prospectus is a part. Mr. Dove was the Chief Executive Officer and director at Rithum from 2021 until 2024. Prior to that, Mr. Dove was an executive at Skyscanner LTD from June 2015 until June 2020, where he most recently served as Chief Executive Officer Mr. Dove was also a director at Skyscanner LTD from 2018 to 2020. Prior to joining Skyscanner, Mr. Dove held several senior leadership positions within the technology industry at Amazon (2014 – 2015), Microsoft (2009 – 2014), and Eclipsys Corporation (2004 – 2009). Bryan also serves as a board director at a privately held artificial intelligence company specializing in the real estate and financial sectors. We believe Mr. Dove’s experience as a CEO and senior executive leading and scaling high-growth companies makes him well-qualified to serve on our Board of Directors.

Ron Goldie
SPAC Sponsor [Line Items]
Experience and Involvement in Other SPACs [Text Block]

Ron Goldie, is expected to become a member of our board of directors on the effective date of the registration statement of which this prospectus is a part. Mr. Goldie is a corporate and transactional business attorney with both national and international experience. He has held multiple senior partner positions at large national law firms and currently serves as Managing Partner of his own practice, the Law Office of Ron R. Goldie. Mr. Goldie has been a member of the USC Associates Board since 2012. From 2008 to 2016, he was an Adjunct Professor of Law at the University of Southern California Gould School of Law, where he developed and taught a corporate and transactional law course focused on startup counseling. He also serves as Faculty Advisor to the USC Startup Network and to the Entrepreneur and Venture Capital Association at USC Gould and the USC Marshall School of Business. Mr. Goldie holds a Juris Doctor from USC Gould School of Law. We believe Mr. Goldie’s extensive legal expertise and experience advising startups and entrepreneurs make him well-qualified to serve on our Board of Directors..

Theo Osborne
SPAC Sponsor [Line Items]
Experience and Involvement in Other SPACs [Text Block]

Theo Osborne, is expected to become a member of our board of directors on the effective date of the registration statement of which this prospectus is a part. Mr. Osborne is a British venture capitalist and entrepreneur, known for his role as Managing Partner at 9Yards Capital, a global growth-stage investment firm based in New York. He specializes in technology-enabled investments in the security, fintech, and logistics sectors and has overseen notable investments in companies such as Robinhood, Anduril, Toast, Gusto and Coinbase. Prior to launching 9Yards Capital, Mr. Osborne co-founded Force Over Mass Capital, a London-based venture firm focused on pan European early-stage software investments. In addition to his investment activity, Mr. Osborne sits on the board of the Metropolitan Opera Guild in New York, is part of the Vanguard Council at The Met Museum also in New York and is an engaged member of Milken Young Leaders Circle (YLC) and Young Presidents Organization (YPO). We believe Mr. Osborne’s extensive business expertise and experience involving growth-stage investments make him well-qualified to serve on our Board of Directors.